BORROWINGS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings and financing

				Consolidated
	Current Liabilities		Non-current Liabilities
	12/31/2024	12/31/2023	12/31/2024	12/31/2023

Foreign Debt
Floating Rates in USD
Prepayment	2,331,452	548,230	7,585,516	6,576,696
Fixed Rates in USD
Bonds (USA), Facility, CCE and ACC	2,804,036	2,079,972	24,162,280	17,815,926
Fixed interest in EUR
Facility	657,980	327,873	305,556	114,227
	5,793,468	2,956,075	32,053,352	24,506,849

Debt agreements in BRL
Floating Rate Securities
BNDES/FINAME/FINEP, debentures, NCE and CCB	3,109,090	4,745,721	16,602,668	13,265,267
	3,109,090	4,745,721	16,602,668	13,265,267
Total Borrowings and Financing	8,902,558	7,701,796	48,656,020	37,772,116
Transaction Costs and Issue Premiums	(80,879)	(88,429)	(563,078)	(526,408)
Total Borrowings and Financing + Transaction cost	8,821,679	7,613,367	48,092,942	37,245,708

Schedule of reconciliation of the book value

			Consolidated
	Ref.	12/31/2024	12/31/2023
Opening balance		44,859,075	40,918,742
New debts		10,180,554	15,753,501
Repayment		(6,927,383)	(9,892,344)
Payments of charges		(4,052,226)	(3,428,721)
Accrued charges	28	4,230,413	3,664,313
Others (1)		8,624,188	(2,156,416)
Closing balance		56,914,621	44,859,075
(1)	Including unrealized exchange and monetary variations and funding cost.

Schedule of amortized borrowings and financing

				Consolidated
				12/31/2024
Nature	New debts	Maturities	Repayment	Interest payment
Pre-Payment	1,368,163	2027	(910,098)	(601,576)
Bonds, ACC, CCE and Facility	5,764,390	2024 to 2027	(3,895,219)	(1,545,960)
BNDES/FINAME/FINEP, debentures, NCE, Facility and CCB	3,048,001	2024 to 2029	(2,122,066)	(1,904,690)
	10,180,554		(6,927,383)	(4,052,226)

Schedule of maturities of borrowings and financing

			Consolidated
			12/31/2024
	In foreign currency	In national currency - R$	Total
Average rate	In Dollar 6.63% In Euro 4.13%	In Real - 14.17%
2025	5,793,468	3,109,090	8,902,558
2026	3,743,647	2,451,482	6,195,129
2027	3,092,488	3,960,658	7,053,146
2028	9,587,952	2,129,007	11,716,959
2029	661,132	1,088,655	1,749,787
2030 to 2032	14,522,803	4,087,733	18,610,536
After 2032	445,330	2,885,133	3,330,463
	37,846,820	19,711,758	57,558,578